UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

           Investment Company Act file number 811-06105

                    OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
                    (Address of principal executive offices)
                                                         (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2002 - May 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  May 31, 2003 / Unaudited

                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 Common Stocks--98.2%
-------------------------------------------------------------
 Consumer Discretionary--19.8%
-------------------------------------------------------------
 Auto Components--0.4%
 Continental AG 1                       64,300    $1,259,180
-------------------------------------------------------------
 Automobiles--1.7%
 Bayerische Motoren
 Werke AG (BMW)                         38,774     1,339,391
-------------------------------------------------------------
 Honda Motor Co.                        50,000     1,801,764
-------------------------------------------------------------
 PSA Peugeot
 Citroen 1                              39,908     1,823,533
                                                 ------------
                                                   4,964,688

-------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.6%
 Carnival Corp.                        160,900     4,923,540
-------------------------------------------------------------
 Marriott International,
 Inc., Cl. A                            66,500     2,600,150
                                                 ------------
                                                   7,523,690

-------------------------------------------------------------
 Household Durables--1.0%
 Electrolux AB,
 Series B Free                          32,510       619,386
-------------------------------------------------------------
 Nintendo Co. Ltd.                      32,000     2,373,145
                                                 ------------
                                                   2,992,531

-------------------------------------------------------------
 Leisure Equipment & Products--1.8%
 Agfa Gevaert NV                       228,010     5,068,488
-------------------------------------------------------------
 Media--6.4%
 Clear Channel
 Communications,
 Inc. 1                                 91,900     3,740,330
-------------------------------------------------------------
 Disney (Walt) Co.                      81,000     1,591,650
-------------------------------------------------------------
 General Motors
 Corp., Cl. H 1                        858,500    10,473,700
-------------------------------------------------------------
 Omnicom Group, Inc.                    23,100     1,612,611
-------------------------------------------------------------
 Singapore Press
 Holdings Ltd.                         114,300     1,100,432
                                                 ------------
                                                  18,518,723

-------------------------------------------------------------
 Multiline Retail--3.9%
 Dollar General Corp.                  253,000     4,731,100
-------------------------------------------------------------
 Sears Roebuck & Co.                   160,600     4,814,788
-------------------------------------------------------------
 Target Corp.                           42,800     1,567,764
                                                 ------------
                                                  11,113,652

-------------------------------------------------------------
 Specialty Retail--0.8%
 Office Depot, Inc. 1                  166,000     2,224,400


                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.2%
 Christian Dior SA                      80,700  $  3,316,341
-------------------------------------------------------------
 Consumer Staples--9.3%
-------------------------------------------------------------
 Beverages--3.1%
 Coca-Cola Amatil Ltd.                 503,000     1,792,956
-------------------------------------------------------------
 Diageo plc                            130,200     1,397,201
-------------------------------------------------------------
 Pernod-Ricard SA                       58,143     5,785,362
                                                 ------------
                                                   8,975,519

-------------------------------------------------------------
 Food & Staples Retailing--1.4%
 Boots Group plc 1                     401,396     4,097,017
-------------------------------------------------------------
 Food Products--2.2%
 Cadbury Schweppes
 plc                                   386,400     2,247,358
-------------------------------------------------------------
 Kraft Foods, Inc., Cl. A               66,600     2,157,840
-------------------------------------------------------------
 Nissin Food Products
 Co. Ltd.                               28,700       605,890
-------------------------------------------------------------
 Unilever plc                          159,000     1,417,107
                                                 ------------
                                                   6,428,195

-------------------------------------------------------------
 Household Products--0.6%
 Kao Corp.                              87,000     1,600,268
-------------------------------------------------------------
 Personal Products--0.6%
 Gillette Co.                           49,800     1,673,778
-------------------------------------------------------------
 Tobacco--1.4%
 Altria Group, Inc.                     95,100     3,927,630
-------------------------------------------------------------
 Energy--4.2%
-------------------------------------------------------------
 Energy Equipment & Services--0.6%
 Nabors Industries
 Ltd. 1                                 37,200     1,676,976
-------------------------------------------------------------
 Oil & Gas--3.6%
 Anadarko Petroleum
 Corp.                                  89,200     4,395,776
-------------------------------------------------------------
 BP plc                                382,000     2,616,052
-------------------------------------------------------------
 ConocoPhillips                         35,940     1,939,682
-------------------------------------------------------------
 Total SA, B Shares                      9,800     1,435,020
                                                 ------------
                                                  10,386,530

-------------------------------------------------------------
 Financials--26.3%
-------------------------------------------------------------
 Commercial Banks--9.4%
 Banco Popolare di
 Verona e Novara Scrl                  139,100     2,084,295
-------------------------------------------------------------
 Bank of New York
 Co., Inc. (The)                       167,800     4,856,132
-------------------------------------------------------------
 Barclays plc                          455,000     3,205,432


                  8 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 Commercial Banks Continued
 BNP Paribas SA 1                       60,000    $2,970,955
-------------------------------------------------------------
 Danske Bank AS                        174,400     3,646,830
-------------------------------------------------------------
 DBS Group Holdings
 Ltd.                                  369,100     2,085,311
-------------------------------------------------------------
 HSBC Holdings plc,
 Sponsored ADR                          33,900     2,009,253
-------------------------------------------------------------
 Lloyds TSB Group plc                  403,360     2,957,281
-------------------------------------------------------------
 National Bank
 of Canada                             136,000     3,441,346
                                                 ------------
                                                  27,256,835

-------------------------------------------------------------
 Diversified Financial Services--10.1%
 Citigroup, Inc.                       151,833     6,228,189
-------------------------------------------------------------
 Deutsche Boerse AG                     71,301     3,752,765
-------------------------------------------------------------
 Fannie Mae                             55,100     4,077,400
-------------------------------------------------------------
 Freddie Mac                           203,200    12,153,392
-------------------------------------------------------------
 J.P. Morgan Chase
 & Co.                                  90,000     2,957,400
                                                 ------------
                                                  29,169,146

-------------------------------------------------------------
 Insurance--6.8%
 Aegon NV                              130,000     1,248,000
-------------------------------------------------------------
 American International
 Group, Inc.                            27,000     1,562,760
-------------------------------------------------------------
 Axa SA                                124,700     1,868,524
-------------------------------------------------------------
 Manulife Financial
 Corp.                                  60,800     1,655,807
-------------------------------------------------------------
 Promina Group Ltd. 1                1,100,000     1,526,816
-------------------------------------------------------------
 Swiss Reinsurance Co.                  52,113     3,348,964
-------------------------------------------------------------
 UnumProvident Corp.                   394,100     5,083,890
-------------------------------------------------------------
 XL Capital Ltd., Cl. A                 37,000     3,220,850
                                                 ------------
                                                  19,515,611

-------------------------------------------------------------
 Health Care--8.7%
-------------------------------------------------------------
 Biotechnology--1.6%
 Wyeth                                 108,000     4,735,800
-------------------------------------------------------------
 Health Care Equipment & Supplies--0.5%
 Terumo Corp.                           80,200     1,290,791
-------------------------------------------------------------
 Health Care Providers & Services--2.9%
 McKesson Corp.                        165,300     5,011,896
-------------------------------------------------------------
 Tenet Healthcare
 Corp. 1                               191,300     3,192,797
                                                 ------------
                                                   8,204,693

                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 Pharmaceuticals--3.7%
 Novartis AG                           109,740    $4,301,299
-------------------------------------------------------------
 Pfizer, Inc.                          207,320     6,431,066
                                                 ------------
                                                  10,732,365

-------------------------------------------------------------
 Industrials--8.2%
-------------------------------------------------------------
 Aerospace & Defense--0.7%
 General Dynamics
 Corp.                                  32,200     2,151,604
-------------------------------------------------------------
 Commercial Services & Supplies--1.2%
 Benesse Corp.                          60,000       933,072
-------------------------------------------------------------
 Waste Management,
 Inc. 1                                 99,300     2,529,171
                                                 ------------
                                                   3,462,243

-------------------------------------------------------------
 Industrial Conglomerates--1.2%
 Tyco International
 Ltd.                                  198,100     3,506,370
-------------------------------------------------------------
 Machinery--3.5%
 Sandvik AB                             54,000     1,376,389
-------------------------------------------------------------
 Schindler Holding
 AG 1                                   14,310     2,222,118
-------------------------------------------------------------
 Schindler Holding
 AG 1                                      750       125,389
-------------------------------------------------------------
 SKF AB, B Shares                      226,000     6,269,575
                                                 ------------
                                                   9,993,471

-------------------------------------------------------------
 Road & Rail--1.0%
 Canadian National
 Railway Co.                            55,500     2,786,114
-------------------------------------------------------------
 Trading Companies & Distributors--0.6%
 Alfa Laval AB                         178,000     1,833,126
-------------------------------------------------------------
 Information Technology--11.1%
-------------------------------------------------------------
 Communications Equipment--2.2%
 Alcatel SA 1                          143,000     1,310,196
-------------------------------------------------------------
 Cisco Systems, Inc. 1                  95,500     1,554,740
-------------------------------------------------------------
 JDS Uniphase Corp. 1                  404,600     1,565,802
-------------------------------------------------------------
 Nokia Corp., Sponsored
 ADR, A Shares                         111,900     2,018,676
                                                 ------------
                                                   6,449,414

-------------------------------------------------------------
 Computers & Peripherals--2.6%
 EMC Corp. 1                           688,100     7,445,242
-------------------------------------------------------------
 Electronic Equipment & Instruments--1.1%
 Flextronics International
 Ltd. 1                                291,100     3,085,660

                  9 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 IT Services--1.8%
 Electronic Data
 Systems Corp.                         260,200    $5,243,030
-------------------------------------------------------------
 Office Electronics--1.2%
 Canon, Inc.                            81,400     3,402,868
-------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--1.3%
 Applied Materials,
 Inc. 1                                253,500     3,944,460
-------------------------------------------------------------
 Software--0.9%
 Microsoft Corp.                       104,800     2,579,128
-------------------------------------------------------------
 Materials--6.2%
-------------------------------------------------------------
 Chemicals--1.2%
 Akzo Nobel NV                          59,900     1,519,636
-------------------------------------------------------------
 BOC Group plc                         158,220     1,993,400
                                                 ------------
                                                   3,513,036

-------------------------------------------------------------
 Construction Materials--0.4%
 Boral Ltd.                            348,000     1,111,193
-------------------------------------------------------------
 Metals & Mining--3.4%
 Alcan, Inc.                           197,000     5,949,400
-------------------------------------------------------------
 Inco Ltd. 1                            66,600     1,362,636
-------------------------------------------------------------
 Rio Tinto plc                         126,726     2,483,154
                                                 ------------
                                                   9,795,190

-------------------------------------------------------------
 Paper & Forest Products--1.2%
 International Paper
 Co.                                    89,766     3,291,719
-------------------------------------------------------------
 Svenska Cellulosa AB,
 Series B                                7,780       268,409
                                                 ------------
                                                   3,560,128

-------------------------------------------------------------
 Telecommunication Services--2.9%
-------------------------------------------------------------
 Diversified Telecommunication Services--1.6%
 Alltel Corp.                           31,000     1,484,280
-------------------------------------------------------------
 Deutsche Telekom
 AG 1                                   40,000       598,895
-------------------------------------------------------------
 Nippon Telegraph &
 Telephone Corp.                           757     2,607,617
                                                 ------------
                                                   4,690,792

-------------------------------------------------------------
 Wireless Telecommunication Services--1.3%
 Vodafone Group plc 1                1,741,222     3,779,869
-------------------------------------------------------------
 Utilities--1.5%
-------------------------------------------------------------
 Gas Utilities--1.5%
 NiSource, Inc.                        123,800     2,427,718


                                                Market Value
                                        Shares    See Note 1
-------------------------------------------------------------
 Gas Utilities Continued
 Tokyo Gas Co. Ltd.                    621,000  $  1,941,842
                                                 ------------
                                                   4,369,560
                                                 ------------
 Total Common Stocks
 (Cost $254,730,524)                             283,355,345

                                     Principal
                                        Amount
-------------------------------------------------------------
 Short-Term Notes--1.0%

 Student Loan
 Marketing Assn.,
 1.26%, 6/2/03
 (Cost $2,799,902)              $    2,800,000     2,799,902

-------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $257,530,426)                      99.2%  286,155,247
-------------------------------------------------------------
 Other Assets
 Net of Liabilities                        0.8     2,337,565
                                     ------------------------
 Net Assets                              100.0% $288,492,812
                                     ========================


Footnotes to Statement of Investments
1. Non-income producing security.

 Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

 Geographic Holdings       Market Value   Percent
-------------------------------------------------
 United States             $157,172,113      54.9%
 Great Britain               28,203,124       9.9
 France                      18,509,931       6.5
 Japan                       16,557,257       5.8
 Canada                      15,195,303       5.3
 Sweden                      10,366,885       3.6
 Switzerland                  9,997,770       3.5
 Germany                      6,950,231       2.4
 Belgium                      5,068,488       1.8
 Australia                    4,430,965       1.5
 Denmark                      3,646,830       1.3
 Singapore                    3,185,743       1.1
 The Netherlands              2,767,636       1.0
 Italy                        2,084,295       0.7
 Finland                      2,018,676       0.7
                           ----------------------
 Total                     $286,155,247     100.0%
                           ======================

 See accompanying Notes to Financial Statements.




                 10 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 May 31, 2003


------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $257,530,426)--see accompanying statement        $286,155,247
------------------------------------------------------------------------------------------
 Cash                                                                              343,834
------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                9,284,381
 Interest and dividends                                                            774,663
 Shares of capital stock sold                                                      180,382
 Other                                                                             103,590
                                                                              ------------
 Total assets                                                                  296,842,097

------------------------------------------------------------------------------------------
 Liabilities
 Unrealized depreciation on foreign currency contracts                               4,322
------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                           7,300,928
 Shares of capital stock redeemed                                                  715,722
 Distribution and service plan fees                                                113,337
 Shareholder reports                                                                68,479
 Transfer and shareholder servicing agent fees                                      63,425
 Directors' compensation                                                            45,298
 Other                                                                              37,774
                                                                              ------------
 Total liabilities                                                               8,349,285


------------------------------------------------------------------------------------------
 Net Assets                                                                   $288,492,812
                                                                              ============


------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of capital stock                                         $    216,832
------------------------------------------------------------------------------------------
 Additional paid-in capital                                                    336,550,476
------------------------------------------------------------------------------------------
 Accumulated net investment income                                               1,216,153
------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
 transactions                                                                  (78,175,374)
------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
                                                                                28,684,725
                                                                              ------------
 Net Assets                                                                   $288,492,812
                                                                              ============





                 11 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $202,229,344 and 14,963,768 shares of capital stock outstanding)         $13.51
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                 $14.33
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $57,550,167 and 4,482,631 shares of capital stock
 outstanding)                                                             $12.84
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $27,060,867 and 2,113,986 shares of capital stock
 outstanding)                                                             $12.80
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net
 assets of $1,652,434 and 122,823 shares of capital stock outstanding)    $13.45



 See accompanying Notes to Financial Statements.




                 12 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended May 31, 2003


------------------------------------------------------------------------------
 Investment Income
 Dividends (net of foreign withholding taxes of $319,440)         $ 3,704,709
------------------------------------------------------------------------------
 Interest                                                              41,403
                                                                  ------------
 Total investment income                                            3,746,112

------------------------------------------------------------------------------
 Expenses
 Management fees                                                      997,741
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              241,878
 Class B                                                              283,665
 Class C                                                              124,666
 Class N                                                                3,246
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                              252,964
 Class B                                                              118,835
 Class C                                                               52,661
 Class N                                                                3,490
------------------------------------------------------------------------------
 Administrative fees                                                  332,581
------------------------------------------------------------------------------
 Shareholder reports                                                   53,214
------------------------------------------------------------------------------
 Directors' compensation                                                9,201
------------------------------------------------------------------------------
 Custodian fees and expenses                                            7,325
------------------------------------------------------------------------------
 Other                                                                 32,548
                                                                  ------------
 Total expenses                                                     2,514,015
 Less reduction to custodian expenses                                  (1,168)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class B                                                        (18,456)
 Less voluntary waiver of transfer and shareholder servicing agent
 fees--Class C                                                         (9,864)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (1,463)
                                                                  ------------
 Net expenses                                                       2,483,064


------------------------------------------------------------------------------
 Net Investment Income                                              1,263,048


------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments                                                      (17,842,315)
 Foreign currency transactions                                      7,213,075
                                                                  ------------
 Net realized loss                                                (10,629,240)
------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                       21,181,677
 Translation of assets and liabilities denominated
 in foreign currencies                                              7,378,204
                                                                  ------------
 Net change                                                        28,559,881
                                                                  ------------
 Net realized and unrealized gain                                  17,930,641


------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $19,193,689
                                                                  ============



 See accompanying Notes to Financial Statements.



                 13 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Six Months          Year
                                                                                       Ended         Ended
                                                                                May 31, 2003  November 30,
                                                                                 (Unaudited)          2002
----------------------------------------------------------------------------------------------------------
 Operations
 Net investment income (loss)                                                   $  1,263,048  $   (521,364)
----------------------------------------------------------------------------------------------------------
 Net realized loss                                                               (10,629,240)  (55,344,923)
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                             28,559,881       (16,633)
                                                                                ---------------------------
 Net increase (decrease) in net assets resulting from operations                  19,193,689   (55,882,920)

----------------------------------------------------------------------------------------------------------
 Capital Stock Transactions
 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                                          (2,899,159)  (12,002,972)
 Class B                                                                         (10,921,780)  (14,897,108)
 Class C                                                                          (1,002,281)   (6,710,033)
 Class N                                                                             384,846       807,780

----------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                         4,755,315   (88,685,253)
----------------------------------------------------------------------------------------------------------
 Beginning of period                                                             283,737,497   372,422,750
                                                                                ---------------------------
 End of period [including accumulated net investment
 income (loss) of $1,216,153 and $(46,895), respectively]                       $288,492,812  $283,737,497
                                                                                ==========================



 See accompanying Notes to Financial Statements.




                 14 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS

                                                Six Months                                                            Year
                                                     Ended                                                           Ended
                                              May 31, 2003                                                        Nov. 30,
 CLASS A                                       (Unaudited)        2002         2001        2000         1999          1998
----------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period               $12.58      $14.76       $17.93      $22.05       $19.37        $18.50
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                          .08         .02          .02         .10         (.02)          .03
 Net realized and unrealized gain (loss)               .85       (2.20)       (1.62)        .24         3.90          1.63
                                                    ------------------------------------------------------------------------
 Total from investment operations                      .93       (2.18)       (1.60)        .34         3.88          1.66
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --          --           --        (.22)          --          (.03)
 Dividends in excess of net investment
 income                                                 --          --           --          --         (.09)           --
 Distributions from net realized gain                   --          --        (1.57)      (4.24)       (1.11)         (.76)
                                                    ------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                           --          --        (1.57)      (4.46)       (1.20)         (.79)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $13.51      $12.58       $14.76      $17.93       $22.05        $19.37
                                                    ========================================================================

----------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                   7.39%     (14.77)%     (10.04)%      1.47%       21.64%         9.38%

----------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)         $202,229    $191,096     $238,882    $285,836     $346,067      $295,596
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $183,665    $216,977     $269,338    $325,539     $318,701      $291,554
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                         1.21%       0.09%        0.12%       0.47%       (0.11)%        0.09%
 Expenses                                             1.62%       1.66%        1.71%       1.70%        1.75%         1.76% 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                52%         75%          71%        104%          78%           59%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                 15 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                              Six Months                                                                 Year
                                                   Ended                                                                Ended
                                            May 31, 2003                                                             Nov. 30,
 CLASS B                                     (Unaudited)         2002          2001          2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $12.00       $14.18        $17.38        $21.50        $18.92        $18.14
------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                (.02)        (.11)         (.08)         (.02)         (.13)         (.06)
 Net realized and unrealized gain (loss)             .86        (2.07)        (1.55)          .25          3.82          1.60
                                                  ----------------------------------------------------------------------------
 Total from investment operations                    .84        (2.18)        (1.63)          .23          3.69          1.54
------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --           --            --          (.11)           --            --
 Dividends in excess of net investment
 income                                               --           --            --            --            -- 1          --
 Distributions from net realized gain                 --           --         (1.57)        (4.24)        (1.11)         (.76)
                                                  ----------------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                         --           --         (1.57)        (4.35)        (1.11)         (.76)
------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $12.84       $12.00        $14.18        $17.38        $21.50        $18.92
                                                  ============================================================================

------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                 7.00%      (15.37)%      (10.57)%        0.91%        21.05%         8.89%
------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)        $57,550      $65,144       $93,590      $114,765      $143,632      $129,071
------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $56,847      $79,996      $105,464      $128,686      $134,690      $118,617
------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                       0.35%       (0.63)%       (0.48)%       (0.09)%       (0.61)%       (0.41)%
 Expenses, gross                                    2.50%        2.36%         2.31%         2.24%         2.25%         2.27% 4
 Expenses, net                                      2.43% 5,6    2.36% 6,7     2.31% 6,7     2.24% 6,7     2.25% 6,7     2.27%
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              52%          75%           71%          104%           78%           59%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                 16 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

                                              Six Months                                                        Year
                                                   Ended                                                       Ended
                                            May 31, 2003                                                    Nov. 30,
 CLASS C                                     (Unaudited)        2002        2001        2000        1999        1998
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $11.96      $14.14      $17.33      $21.46      $18.89      $18.11
                                                  ---------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        .02        (.12)       (.07)       (.02)       (.12)       (.06)
 Net realized and unrealized gain (loss)             .82       (2.06)      (1.55)        .25        3.80        1.60
                                                  ---------------------------------------------------------------------
 Total from investment operations                    .84       (2.18)      (1.62)        .23        3.68        1.54
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                 --          --          --        (.12)         --          --
 Dividends in excess of net investment
 income                                               --          --          --          --          -- 1        --
 Distributions from net realized gain                 --          --       (1.57)      (4.24)      (1.11)       (.76)
                                                  ---------------------------------------------------------------------
 Total dividends and/or distributions to
 shareholders                                         --          --       (1.57)      (4.36)      (1.11)       (.76)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $12.80      $11.96      $14.14      $17.33      $21.46      $18.89
                                                  =====================================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                 7.02%     (15.42)%   (10.54)%       0.91%      21.02%       8.90%
-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)        $27,061     $26,361     $39,429     $45,179     $57,925     $51,060
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $25,006     $33,801     $42,552     $51,539     $52,348     $47,322
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                       0.39%      (0.63)%     (0.48)%     (0.10)%     (0.61)%     (0.41)%
 Expenses, gross                                    2.50%       2.37%       2.31%       2.24%       2.25%       2.27% 4
 Expenses, net                                      2.42% 5,6   2.37% 6,7   2.31% 6,7   2.24% 6,7   2.25% 6,7   2.27%
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                              52%         75%         71%        104%         78%         59%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Net of voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                 17 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                                          Six Months                      Year
                                                               Ended                     Ended
                                                        May 31, 2003                  Nov. 30,
 CLASS N                                                 (Unaudited)        2002        2001 1
---------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                         $12.54      $14.76        $16.58
---------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                    .05        (.01)           -- 2
 Net realized and unrealized gain (loss)                         .86       (2.21)        (1.82)
                                                              -------------------------------------
 Total from investment operations                                .91       (2.22)        (1.82)
---------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                             --          --            --
 Dividends in excess of net investment income                     --          --            --
 Distributions from net realized gain                             --          --            --
                                                              -------------------------------------
 Total dividends and/or distributions to shareholders             --          --            --
---------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $13.45      $12.54        $14.76
                                                              =====================================

---------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                             7.26%     (15.04)%      (10.98)%
---------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                     $1,652      $1,137          $522
---------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                            $1,305      $1,058          $275
---------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                                   1.05%      (0.02)%       (0.05)%
 Expenses, gross                                                2.12%       1.90%         1.81%
 Expenses, net                                                  1.90% 5,6   1.90% 6,7     1.81% 6,7
---------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                          52%         75%           71%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Net of voluntary waiver of transfer agent fees.
6. Reduction to custodian expenses less than 0.01%.
7. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

                 18 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------

 1. Significant Accounting Policies
 Oppenheimer Quest Global Value Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with OpCap Advisors.
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                 19 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
    As of May 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $75,142,960. This estimated capital loss carryforward represents the carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended May 31, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended November 30, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of November 30, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:
                              Expiring
                              ----------------------
                              2009     $   5,716,132
                              2010        57,620,294
                                         -----------
                              Total      $63,336,426
                                         ===========

--------------------------------------------------------------------------------
 Directors' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended May 31, 2003, the Fund's projected benefit obligations were decreased by $1,109 and payments of $1,222 were made to retired directors, resulting in an accumulated liability of $44,562 as of May 31, 2003.
    The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.


                 20 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    No distributions were paid during the six months ended May 31, 2003 and the year ended November 30, 2002.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 100 million shares of $0.01 par value capital stock in the aggregate to be apportioned among each class of shares. Transactions in shares of capital stock were as follows:

                   Six Months Ended May 31, 2003  Year Ended November 30, 2002
                            Shares        Amount         Shares         Amount
-------------------------------------------------------------------------------
 Class A
 Sold                    5,814,081  $ 70,072,454      5,615,835   $ 74,957,354
 Redeemed               (6,043,621)  (72,971,613)    (6,603,328)   (86,960,326)
                        -------------------------------------------------------
 Net decrease             (229,540) $ (2,899,159)      (987,493)  $(12,002,972)
                        =======================================================

-------------------------------------------------------------------------------
 Class B
 Sold                      397,610  $  4,620,040        789,659   $ 10,548,463
 Redeemed               (1,345,268)  (15,541,820)    (1,959,335)   (25,445,571)
                        -------------------------------------------------------
 Net decrease             (947,658) $(10,921,780)    (1,169,676)  $(14,897,108)
                        =======================================================


                 21 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



-------------------------------------------------------------------------------
 2. Shares of Capital Stock Continued

                   Six Months Ended May 31, 2003  Year Ended November 30, 2002
                            Shares        Amount         Shares         Amount
-------------------------------------------------------------------------------
 Class C
 Sold                      285,006   $ 3,315,619        545,413   $  7,274,366
 Redeemed                 (374,872)   (4,317,900)    (1,130,158)   (13,984,399)
                        -------------------------------------------------------
 Net decrease              (89,866)  $(1,002,281)      (584,745)  $ (6,710,033)
                        =======================================================

-------------------------------------------------------------------------------
 Class N
 Sold                       47,063   $   567,901        119,359   $  1,683,121
 Redeemed                  (14,951)     (183,055)       (64,029)      (875,341)
                        -------------------------------------------------------
 Net increase               32,112   $   384,846         55,330   $    807,780
                        =======================================================


-------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2003, were $136,942,830 and $152,231,661, respectively.

-------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $400 million of average annual net assets of the Fund, 0.70% of the next $400 million, and 0.65% of average annual net assets in excess of $800 million.

-------------------------------------------------------------------------------
 Administration Fees. Administration fees paid to the Manager were in accordance with the administration agreement with the Fund which provides for a fee of 0.25% of the average annual net assets of the Fund. During the six months ended May 31, 2003, the Fund paid $332,581 to the Manager for administration services.

-------------------------------------------------------------------------------
 Sub-Advisor Fees. The Manager retains OpCap Advisors (the Sub-Advisor) to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2003, the Manager paid $365,367 to the Sub-Advisor for its services to the Fund.

-------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund.
 The Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

-------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.


                 22 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
               Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
           Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
 Six Months   on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
 Ended            Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
---------------------------------------------------------------------------------------------------
 May 31, 2003   $124,878        $26,859        $45,651        $96,130        $18,620         $3,693

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                           Class A       Class B        Class C        Class N
                        Contingent    Contingent     Contingent     Contingent
                          Deferred      Deferred       Deferred       Deferred
                     Sales Charges Sales Charges  Sales Charges  Sales Charges
                       Retained by   Retained by    Retained by    Retained by
 Six Months Ended      Distributor   Distributor    Distributor    Distributor
------------------------------------------------------------------------------
 May 31, 2003                 $408       $86,656         $3,201         $1,533


--------------------------------------------------------------------------------
 Class A Distribution and Service Plan Fees. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or after that date. Effective January 1, 2003, the Board of Directors has voluntarily reduced the asset-based sales charge in all Class A shares to zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the six months ended May 31, 2003, payments under the Class A plan totaled $241,878, all of which were paid by the Distributor to recipients, and included $10,568 paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the six months ended May 31, 2003, were as follows:

                                                        Distributor's   Distributor's Aggregate
                                                            Aggregate              Unreimbursed
                                                         Unreimbursed             Expenses as %
                        Total Payments  Amount Retained      Expenses             of Net Assets
                            Under Plan   by Distributor    Under Plan                  of Class
-----------------------------------------------------------------------------------------------
 Class B Plan                 $283,665         $219,328      $710,193                     1.23%
 Class C Plan                  124,666           20,705       914,819                     3.38
 Class N Plan                    3,246            2,678        37,221                     2.25


                 23 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of May 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                               Contract
                                 Expiration      Amount   Valuation as of     Unrealized
 Contract Description                 Dates       (000s)     May 31, 2003   Depreciation
----------------------------------------------------------------------------------------
 Contracts to Sell
 British Pound Sterling (GBP)        6/2/03     340 GBP          $556,579         $1,970
 Canadian Dollar (CAD)               6/2/03     305 CAD           222,027          2,352
                                                                                  ------
 Total Unrealized Depreciation                                                    $4,322
                                                                                  ======


--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.


                 24 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

    The Fund had no interfund borrowings or loans outstanding during the six months ended or at May 31, 2003.

                 25 | OPPENHEIMER QUEST GLOBAL VALUE FUND, INC.

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of May 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)